Notes Payable, Collateralized And Short-Term Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes Payable, Collateralized and Short-Term Borrowings [Abstract]
Notes Payable, Collateralized and Short-Term Borrowings
16.	Notes Payable, Collateralized and Short-Term Borrowings

Notes payable, collateralized and short-term borrowings consisted of the following (in thousands):

	March 31, 2012	December 31, 2011
8.75% Convertible Notes	$150,000	$150,000
4.50% Convertible Notes	140,058	138,976
Collateralized borrowings	48,239	42,940
Short-term borrowings	60,000	13,600

Total	$398,297	$345,516

Senior Notes and Convertible Notes

On April 1, 2010, BGC Holdings issued an aggregate of $150.0 million principal amount of the 8.75% Convertible Notes to Cantor in a private placement transaction. The Company used the proceeds of the 8.75% Convertible Notes to repay $150.0 million principal amount of Senior Notes that matured on April 1, 2010. The 8.75% Convertible Notes are senior unsecured obligations and rank equally and ratably with all existing and future senior unsecured obligations of the Company. The 8.75% Convertible Notes bear an annual interest rate of 8.75%, payable semi-annually in arrears on April 15 and October 15 of each year, beginning on October 15, 2010, and are currently convertible into 22.7 million shares of Class A common stock. The 8.75% Convertible Notes will mature on April 15, 2015, unless earlier repurchased, exchanged or converted. The Company recorded interest expense related to the 8.75% Convertible Notes of $3.3 million for each of the three months ended March 31, 2012 and 2011.

The 8.75% Convertible Notes are currently convertible, at the holder’s option, at a conversion rate of 151.4740 shares of Class A common stock per $1,000 principal amount of notes, subject to customary adjustments upon certain corporate events, including stock dividends and stock splits on the Class A common stock and the Company’s payment of a quarterly cash dividend in excess of $0.10 per share of Class A common stock. The conversion rate will not be adjusted for accrued and unpaid interest to the conversion date.

On July 29, 2011, the Company issued an aggregate of $160.0 million principal amount of 4.50% Convertible Senior Notes due 2016 (the “4.50% Convertible Notes”). The 4.50% Convertible Notes are general senior unsecured obligations of BGC Partners, Inc. The 4.50% Convertible Notes pay interest semiannually at a rate of 4.50% per annum and were priced at par. The 4.50% Convertible Notes will mature on July 15, 2016, unless earlier repurchased, exchanged or converted. The Company recorded interest expense related to the 4.50% Convertible Notes of $2.9 million for the three months ended March 31, 2012. There was no interest expense related to the 4.50% Convertible Notes for the three months ended March 31, 2011.

The 4.50% Convertible Notes are currently convertible, at the holder’s option, at a conversion rate of 101.6260 shares of Class A common stock per $1,000 principal amount of notes, subject to adjustment in certain circumstances, including stock dividends and stock splits on the Class A common stock and the Company’s payment of a quarterly cash dividend in excess of $0.17 per share of Class A common stock. This conversion rate is equal to a conversion price of approximately $9.84 per share, a 20% premium over the $8.20 closing price of BGC’s Class A common stock on the NASDAQ on July 25, 2011. Upon conversion, the Company will pay or deliver, cash, shares of the Company’s Class A common stock, or a combination thereof at the Company’s election. The 4.50% Convertible Notes are currently convertible into approximately 16.3 million shares of Class A common stock.

As prescribed by FASB guidance, Debt, the Company recognized the value of the embedded conversion feature of the 4.50% Convertible Notes as an increase to additional paid-in capital of approximately $19.0 million on a pre-tax basis ($16.1 million net of taxes and issuance costs). The embedded conversion feature was measured as the difference between the proceeds received and the fair value of a similar liability without the conversion feature. The value of the conversion feature is treated as a debt discount and reduced the initial carrying value of the 4.50% Convertible Notes to $137.2 million, net of debt issuance costs of $3.8 million allocated to the debt component of the instrument. The discount is amortized as interest cost and the carrying value of the notes will accrete up to the face amount over the term of the notes.

In connection with the offering of the 4.50% Convertible Notes, the Company entered into capped call transactions, which are expected generally to reduce the potential dilution of the Company’s Class A common stock upon any conversion of the 4.50% Convertible Notes in the event that the market value per share of the Company’s Class A common stock, as measured under the terms of the capped call transactions, is greater than the strike price of the capped call transactions (which corresponds to the initial conversion price of the 4.50% Convertible Notes and is subject to certain adjustments similar to those contained in the 4.50% Convertible Notes). The capped call transactions have a cap price equal to $12.30 per share (50% above the last reported sale price of the Company’s Class A common stock on the NASDAQ on July 25, 2011). The purchase price of the capped call transactions resulted in a decrease to additional paid-in capital of $11.4 million on a pre-tax basis ($9.9 million on an after-tax basis). The capped call transactions cover approximately 16.3 million shares of BGC’s Class A common stock.

Below is a summary of the Company’s Convertible Notes (in thousands, except share and per share amounts):

	4.50% Convertible Notes		8.75% Convertible Notes
	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
Principal amount of debt component	$160,000	$160,000	$150,000	$150,000
Unamortized discount	(19,942)	(21,024)	—	—
Carrying amount of debt component	140,058	138,976	150,000	150,000
Carrying amount of equity component	18,972	18,972	—	—
Effective interest rate	7.61%	7.61%	8.75%	8.75%
Maturity date (period through which discount is being amortized)	7/15/2016	7/15/2016	4/15/2015	4/15/2015
Conversion price	$9.84	$9.84	$6.60	$6.66
Number of shares to be delivered upon conversion	16,260,160	16,260,160	22,721,096	22,508,095
Amount by which the notes’ if-converted value exceeds their principal amount	$—	$—	$18,363	$—

Below is a summary of the interest expense related to the Company’s Convertible Notes (in thousands):

	4.50% Convertible Notes		8.75% Convertible Notes
	For the three months ended		For the three months ended
	March 31, 2012	March 31, 2011	March 31, 2012	March 31, 2011
Coupon interest	$1,800	$—	$3,281	$3,281
Amortization of discount	1,082	—	—	—

Total interest expense	$2,882	$—	$3,281	$3,281

Collateralized Borrowings

On various dates beginning in 2009 and most recently on February 1, 2012, the Company entered into secured loan arrangements under which it pledged certain fixed assets in exchange for loans. The secured loan arrangements have fixed rates between 2.62% and 8.09% per annum and are repayable in consecutive monthly installments with the final payments due in February 2016. The outstanding balance of the secured loan arrangements was $28.4 million and $20.6 million as of March 31, 2012 and December 31, 2011, respectively. The value of the fixed assets pledged was $24.7 million and $18.0 million as of March 31, 2012 and December 31, 2011, respectively. The secured loan arrangements are guaranteed by the Company. The Company recorded interest expense related to the secured loan arrangements of $0.4 million and $0.2 million for the three months ended March 31, 2012 and 2011, respectively.

On various dates during the years ended December 31, 2011 and 2010, the Company sold certain furniture, equipment and software for $34.2 million, net of costs and concurrently entered into agreements to lease the property back. The principal and interest on the leases are repayable in equal monthly installments for terms of 36 months (software) and 48 months (furniture and equipment) with maturities through September 2014. The outstanding balance of the leases was $19.8 million and $22.4 million as of March 31, 2012 and December 31, 2011, respectively. The value of the fixed assets pledged was $14.5 million and $17.0 million as of March 31, 2012 and December 31, 2011, respectively. The Company recorded interest expense of $0.3 million and $0.4 million for the three months ended March 31, 2012 and 2011, respectively.

Because assets revert back to the Company at the end of the leases, the transactions were capitalized. As a result, consideration received from the purchaser is included in the Company’s unaudited condensed consolidated statements of financial condition as a financing obligation, and payments made under the lease are being recorded as interest expense (at an effective rate of approximately 6%). Depreciation on these fixed assets will continue to be charged to “Occupancy and equipment” in the Company’s unaudited condensed consolidated statements of operations.

Credit Agreement

On June 23, 2011, the Company entered into a credit agreement with a third party (the “Credit Agreement”) which provides for up to $130.0 million of unsecured revolving credit through June 23, 2013. Borrowings under the Credit Agreement will bear interest at a per annum rate equal to, at the Company’s option, either (a) a base rate equal to the greatest of (i) the prime rate as established by the Administrative Agent from time to time, (ii) the average federal funds rate plus 0.5%, and (iii) the reserve adjusted one month LIBOR reset daily plus 1.0%, or (b) the reserve adjusted LIBOR for interest periods of one, two, three or six months, as selected by the Company, in each case plus an applicable margin. The applicable margin will initially be 2.0% with respect to base rate borrowings in (a) above and 3.0% with respect to borrowings selected as LIBOR borrowings in (b) above, but may increase to a maximum of 3.0% and 4.0%, respectively, depending upon the Company’s credit rating. The Credit Agreement also provides for an unused facility fee and certain upfront and arrangement fees. The Credit Agreement requires that the outstanding loan balance be reduced to zero every 270 days for three days. The Credit Agreement further provides for certain financial covenants, including minimum equity, tangible equity and interest coverage, as well as maximum levels for total assets to equity capital and debt to equity. The Credit Agreement also contains certain other affirmative and negative covenants. As of March 31, 2012, there was $60.0 million in borrowings outstanding under the Credit Agreement. The Company recorded interest expense related to the Credit Agreement of $0.1 million for the three months ended March 31, 2012. There was no interest expense related to the Credit Agreement for the three months ended March 31, 2011.

15.	Notes Payable, Collateralized and Short-Term Borrowings

Notes payable, collateralized and short-term borrowings consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
8.75% Convertible Notes	$150,000	$150,000
4.50% Convertible Notes	138,976	—
Collateralized borrowings	42,940	39,258
Short-term borrowings	13,600	—

Total	$345,516	$189,258

Senior Notes and Convertible Notes

On March 31, 2008, the Company entered into a Note Purchase Agreement pursuant to which it issued $150.0 million principal amount of senior notes (the “Senior Notes”) to a number of investors. The Senior Notes incurred interest semiannually at the rate of 5.19% per annum (plus 2.31% per annum paid to Cantor for the guarantee provision, as discussed in Note 11—“Related Party Transactions”). The Senior Notes matured on April 1, 2010. Therefore, the Company did not record any interest expense related to the Senior Notes for the year ended December 31, 2011. During the year ended December 31, 2010, the Company recorded interest expense related to the Senior Notes of $1.9 million prior to their maturity on April 1, 2010. The Company recorded interest expense related to the Senior Notes of $7.8 million for the year ended December 31, 2009.

On April 1, 2010, BGC Holdings issued an aggregate of $150.0 million principal amount of the 8.75% Convertible Notes to Cantor in a private placement transaction. The Company used the proceeds of the 8.75% Convertible Notes to repay at maturity the Senior Notes. The 8.75% Convertible Notes are senior unsecured obligations and rank equally and ratably with all existing and future senior unsecured obligations of the Company. The 8.75% Convertible Notes bear an annual interest rate of 8.75%, payable semi-annually in arrears on April 15 and October 15 of each year, beginning on October 15, 2010, and are currently convertible into 22.5 million shares of Class A common stock. The 8.75% Convertible Notes will mature on April 15, 2015, unless earlier repurchased, exchanged or converted. The Company recorded interest expense related to the 8.75% Convertible Notes of $13.2 million and $9.8 million for the years ended December 31, 2011 and December 31, 2010, respectively.

The 8.75% Convertible Notes are convertible, at the holder’s option, at a conversion rate of 150.0540 shares of Class A common stock per $1,000 principal amount of notes, subject to customary adjustments upon certain corporate events, including stock dividends and stock splits on the Class A common stock and the Company’s payment of a quarterly cash dividend in excess of $0.10 per share of Class A common stock. The conversion rate will not be adjusted for accrued and unpaid interest to the conversion date.

On July 29, 2011, the Company issued an aggregate of $160.0 million principal amount of 4.50% Convertible Senior Notes due 2016 (the “4.50% Convertible Notes”). The 4.50% Convertible Notes are general senior unsecured obligations of BGC Partners, Inc. The 4.50% Convertible Notes pay interest semiannually at a rate of 4.50% per annum and were priced at par. The 4.50% Convertible Notes will mature on July 15, 2016, unless earlier repurchased, exchanged or converted. The Company recorded interest expense related to the 4.50% Convertible Notes of $4.8 million for the year ended December 31, 2011.

The 4.50% Convertible Notes are convertible, at the holder’s option, at a conversion rate of 101.6260 shares of Class A common stock per $1,000 principal amount of notes, subject to adjustment in certain circumstances, including stock dividends and stock splits on the Class A common stock and the Company’s payment of a quarterly cash dividend in excess of $0.17 per share of Class A common stock. This conversion rate is equal to a conversion price of approximately $9.84 per share, a 20% premium over the $8.20 closing price of BGC’s Class A common stock on the NASDAQ on July 25, 2011. Upon conversion, the Company will pay or deliver, cash, shares of the Company’s Class A common stock, or a combination thereof at the Company’s election. The 4.50% Convertible Notes are currently convertible into approximately 16.3 million shares of Class A common stock.

As prescribed by FASB guidance, Debt, the Company recognized the value of the embedded conversion feature of the 4.50% Convertible Notes as an increase to additional paid-in capital of approximately $19.0 million on a pre-tax basis ($16.1 million net of taxes and issuance costs). The embedded conversion feature was measured as the difference between the proceeds received and the fair value of a similar liability without the conversion feature. The value of the conversion feature is treated as a debt discount and reduced the initial carrying value of the 4.50% Convertible Notes to $137.2 million, net of debt issuance costs of $3.8 million allocated to the debt component of the instrument. The discount is amortized as interest cost and the carrying value of the notes will accrete up to the face amount over the term of the notes.

In connection with the offering of the 4.50% Convertible Notes, the Company entered into capped call transactions, which are expected generally to reduce the potential dilution of the Company’s Class A common stock upon any conversion of the 4.50% Convertible Notes in the event that the market value per share of the Company’s Class A common stock, as measured under the terms of the capped call transactions, is greater than the strike price of the capped call transactions (which corresponds to the initial conversion price of the 4.50% Convertible Notes and is subject to certain adjustments similar to those contained in the 4.50% Convertible Notes). The capped call transactions have a cap price equal to $12.30 per share (50% above the last reported sale price of the Company’s Class A common stock on the NASDAQ on July 25, 2011). The purchase price of the capped call resulted in a decrease to additional paid-in capital of $11.4 million on a pre-tax basis ($9.9 million on an after-tax basis). The capped call transactions cover 16,260,160 shares of BGC’s Class A common stock.

Below is a summary of the Company’s Convertible Notes (in thousands, except share and per share amounts):

	4.50% Convertible Notes		8.75% Convertible Notes
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Principal amount of debt component	$160,000	$—	$150,000	$150,000
Unamortized discount	(21,024)	—	—	—
Carrying amount of debt component	138,976	—	150,000	150,000
Carrying amount of equity component	18,972	—	—	—
Effective interest rate	7.61%	—	8.75%	8.75%
Maturity date (period through which discount is being amortized)	7/15/2016	—	4/15/2015	4/15/2015
Conversion price	$9.84	—	$6.66	$6.88
Number of shares to be delivered upon conversion	16,260,160	—	22,508,095	21,805,897
Amount by which the notes’ if-converted value exceeds their principal amount	$—	$—	$—	$31,207

Below is a summary of the interest expense related to the Company’s Convertible Notes (in thousands):

	4.50% Convertible Notes		8.75% Convertible Notes
	For the year ended		For the year ended
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Coupon interest	$3,040	$—	$13,161	$9,844
Amortization of discount	1,808	—	—	—

Total interest expense	$4,848	$—	$13,161	$9,844

Collateralized Borrowings

On September 25, 2009, BGC Partners, L.P. entered into a secured loan arrangement, under which it pledged certain fixed assets including furniture, computers and telecommunications equipment in exchange for a loan of $19.0 million. The principal and interest on this secured loan arrangement are repayable in 36 consecutive monthly installments at a fixed rate of 8.09% per annum. The outstanding balance of the secured loan arrangement was $5.2 million and $11.6 million as of December 31, 2011 and 2010, respectively. The value of the fixed assets pledged was $5.0 million and $9.6 million as of December 31, 2011 and 2010, respectively. The secured loan arrangement is guaranteed by the Company. The Company recorded interest expense related to the secured loan arrangement of $0.7 million, $1.2 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

On September 29, 2011, the Company entered into a secured financing agreement, whereby the Company borrowed approximately $16.6 million (approximately $16.4 million after transaction costs) from a third party in exchange for a security interest in certain computer equipment, furniture, software and related peripherals. The principal and interest on this secured loan arrangement are repayable in consecutive monthly installments, of which approximately $4.9 million is payable over 36 months at a fixed rate of 5.35% per annum and approximately $11.7 million is repayable over 48 months at a fixed rate of 5.305% per annum. The outstanding balance of the secured financing arrangement was $15.4 million as of December 31, 2011. The value of the fixed assets pledged was $13.0 million as of December 31, 2011. The secured loan arrangement is guaranteed by the Company. Interest expense related to the secured financing arrangement was approximately $0.3 million for the year ended December 31, 2011.

On various dates during the year ended December 31, 2010 and continuing through December 31, 2011, the Company sold certain furniture, equipment and software for $34.2 million, net of costs and concurrently entered into agreements to lease the property back. The principal and interest on the leases are repayable in equal monthly installments for terms of 36 months (software) and 48 months (furniture and equipment) with maturities through September 2014. The outstanding balance of the leases was $22.4 million and $27.6 million as of December 31, 2011 and 2010, respectively. The value of the fixed assets pledged was $17.0 million and $22.9 million as of December 31, 2011 and 2010, respectively. The Company recorded interest expense of $1.4 million and $0.3 million for the years ended December 31, 2011 and 2010, respectively.

Because assets revert back to the Company at the end of the leases, the transactions were capitalized. As a result, consideration received from the purchaser is included in the Company’s consolidated statements of financial condition as a financing obligation, and payments made under the lease are being recorded as interest expense (at an effective rate of approximately 6%). Depreciation on these fixed assets will continue to be charged to “Occupancy and equipment” in the Company’s consolidated statements of operations.

Credit Agreement

On June 23, 2011, the Company entered into a credit agreement with a third party (the “Credit Agreement”) which provides for up to $130.0 million of unsecured revolving credit through June 23, 2013. Borrowings under the Credit Agreement will bear interest at a per annum rate equal to, at the Company’s option, either (a) a base rate equal to the greatest of (i) the prime rate as established by the Administrative Agent from time to time, (ii) the average federal funds rate plus 0.5%, and (iii) the reserve adjusted one-month LIBOR reset daily plus 1.0%, or (b) the reserve adjusted LIBOR for interest periods of one, two, three or six months, as selected by the Company, in each case plus an applicable margin. The applicable margin will initially be 2.0% with respect to base rate borrowings in (a) above and 3.0% with respect to borrowings selected as LIBOR borrowings in (b) above, but may increase to a maximum of 3.0% and 4.0%, respectively, depending upon the Company’s credit rating. The Credit Agreement also provides for an unused facility fee and certain upfront and arrangement fees. The Credit Agreement requires that the outstanding loan balance be reduced to zero every 270 days for three days. The Credit Agreement further provides for certain financial covenants, including minimum equity, tangible equity and interest coverage, as well as maximum levels for total assets to equity capital and debt to equity. The Credit Agreement also contains certain other affirmative and negative covenants. As of December 31, 2011, there was $13.6 million in borrowings outstanding under the Credit Agreement. The Company recorded interest expense related to the Credit Agreement of $0.1 million for the year ended December 31, 2011. There was no interest expense related to the Credit Agreement for the years ended December 31, 2010 and 2009.